Consolidated Statements of Stockholders' Equity - USD ($)		Common Stock [Member] Previously Reported [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Previously Reported [Member]	Total
Balance at Dec. 31, 2020						$ 21,977,682	$ (4,927,367)	$ (148,537)			$ 16,901,778
Balance, shares at Dec. 31, 2020	[1]			714,286
Capital Contributions						1,408,013					1,408,013
Net Loss							(1,081,946)		(35,640)		(1,117,586)
Foreign Currency Translation Adjustment								402,273			402,273
Ordinary Shares issued for the acquisitions
Ordinary Shares issued for the acquisitions, shares	[1]			227,679
Disposal of subsidiaries									31,349		31,349
Balance at Dec. 31, 2021						23,385,695	(6,009,313)	253,736	(4,291)		17,625,827
Balance, shares at Dec. 31, 2021	[1]			941,965
Capital Contributions						53,839					53,839
Net Loss							(11,072,016)		(147,835)		(11,219,851)
Foreign Currency Translation Adjustment								(1,535,600)			(1,535,600)
Ordinary Shares issued for the acquisitions						15,132,000					15,132,000
Ordinary Shares issued for the acquisitions, shares	[1]			799,330
Balance at Dec. 31, 2022						38,571,534	(17,081,329)	(1,281,864)	(152,126)		20,056,215
Balance, shares at Dec. 31, 2022		1,741,295	[1]	60,945,313	[2]
Capital Contributions						171,873					171,873
Net Loss							(267,911)		(10,715)		(278,626)
Foreign Currency Translation Adjustment								(880,073)			(880,073)
Issuance of ordinary shares on conversion of convertible notes						5,772,394					5,772,394
Balance at Jun. 30, 2023						44,515,801	(17,349,240)	(2,161,937)	(162,841)		24,841,783
Balance, shares at Jun. 30, 2023	[2]			60,945,313
Balance at Dec. 31, 2022						38,571,534	(17,081,329)	(1,281,864)	(152,126)		20,056,215
Balance, shares at Dec. 31, 2022		1,741,295	[1]	60,945,313	[2]
Capital Contributions						171,874					171,874
Net Loss							(16,066,384)		(246,321)		(16,312,705)
Foreign Currency Translation Adjustment								(671,902)			(671,902)
Issuance of ordinary shares on conversion of convertible notes
Ordinary Shares issued for the acquisitions						5,772,425					5,772,425
Ordinary Shares issued for the acquisitions, shares	[1]			47,033
Issuance of ordinary shares on conversion of convertible notes, shares	[1]			1,134,997
Balance at Dec. 31, 2023						44,515,833	(33,147,713)	(1,953,766)	(398,447)	$ 9,015,907	9,015,907
Balance, shares at Dec. 31, 2023	[2]			2,923,325
Shares based compensation granted to employees
Shares based compensation granted to employees, shares	[2]			438,498
Capital Contributions
Net Loss							(335,901)		(9,710)		(345,611)
Foreign Currency Translation Adjustment								43,111			43,111
Balance at Jun. 30, 2024						$ 44,515,833	$ (33,483,614)	$ (1,910,655)	$ (408,157)		$ 8,713,407
Balance, shares at Jun. 30, 2024	[2]			3,361,823

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)
[2]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)